NET PREMIUMS EARNED - General Insurance Gross Written Premiums After Adjustments (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 2,860,457	S/ 2,859,739	S/ 2,613,062
Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 1,016,522	S/ 1,065,718	S/ 932,769
Servicewise participation rate in general insurance Gross Premium		100.00%	100.00%	100.00%
Automobile [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 339,306	S/ 357,796	S/ 340,236
Servicewise participation rate in general insurance Gross Premium		33.38%	33.57%	36.48%
Fire and allied lines [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 271,380	S/ 293,392	S/ 248,832
Servicewise participation rate in general insurance Gross Premium		26.70%	27.53%	26.68%
Theft and robbery [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 88,751	S/ 110,395	S/ 91,369
Servicewise participation rate in general insurance Gross Premium		8.73%	10.36%	9.80%
Technical lines [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[2]	S/ 59,370	S/ 70,364	S/ 64,141
Servicewise participation rate in general insurance Gross Premium	[2]	5.84%	6.60%	6.88%
Third party liability [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 62,080	S/ 50,024	S/ 49,421
Servicewise participation rate in general insurance Gross Premium		6.11%	4.69%	5.30%
Transport [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 42,758	S/ 44,368	S/ 49,441
Servicewise participation rate in general insurance Gross Premium		4.21%	4.16%	5.30%
SOAT (Mandatory automobile line) [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 32,934	S/ 41,068	S/ 32,015
Servicewise participation rate in general insurance Gross Premium		3.24%	3.85%	3.43%
Marine Hull [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 23,091	S/ 27,005	S/ 27,394
Servicewise participation rate in general insurance Gross Premium		2.27%	2.53%	2.94%
Aviation [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 37,366	S/ 42,191	S/ 16,173
Servicewise participation rate in general insurance Gross Premium		3.68%	3.96%	1.73%
Other [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 59,486	S/ 29,115	S/ 13,747
Servicewise participation rate in general insurance Gross Premium		5.84%	2.75%	1.46%

[1]	This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.
[2]	Technical lines include Contractor’s All Risk (CAR), Machinery breakdown, All Risk (EAR), Electronic equipment (EE), All Risk Contractor’s Equipment (ARCE).